SUPPLEMENT DATED OCTOBER 7, 2015
TO

 PROSPECTUS DATED MAY 1, 2015
FOR LARGE CASE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

This supplement contains information regarding a change to the investment adviser for the Fidelity Freedom Portfolios (the "Portfolios").

On October 1, 2015, FMR Co., Inc. became the investment adviser for the Portfolios. Any reference to Strategic Advisers, Inc. in the prospectus is replaced with FMR Co., Inc.

Please retain this supplement with your prospectus for future reference.